SUBSEQUENT EVENTS	42 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE N – SUBSEQUENT EVENTS

Adoption of Plan of Conversion

On July 12, 2011 Cheviot Mutual Holding Company and the Corporation adopted a Plan of Conversion whereby the mutual holding company would convert from mutual to stock form.  As part of the Plan of Conversion the pro forma value of the 62% of the Corporation owed by the Mutual Holding Company would be sold in a subscription and community offering and, if necessary, a syndicated community offering.  The Plan of Conversion is subject to regulatory approval as well as the approval of the Mutual Holding Company’s members and the Corporation’s stockholders.

Subsequent Event – Sunset of Office of Thrift Supervision

Effective July 21, 2011 Cheviot Financial Corp. became subject to regulation and supervision by the Board of Governors of the Federal Reserve System and the Savings Bank became regulated by the FDIC, in each case, instead of the Office of Thrift Supervision.  Compliance with new regulations and being supervised by one or more new regulatory agencies could increase our expenses.